FINANCIAL INSTRUMENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2019 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Carrying amount of investments | ₪			₪ 141,543
Aging of impaired trade receivables	88 days	88 days
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of investments | $	$ 40,956